Accruals and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accruals And Other Liabilities
Accruals and other liabilities consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Withholding individual income tax related to the vested RSUs	—	815,689
Payables for purchase of property, plant and equipment	596,527	496,740
Employee compensation payable	326,081	358,031
Payables for marketing events	362,570	286,106
Payable for R&D expenses	197,751	260,448
Accrued expenses	145,174	130,057
Deposits from third parties	108,301	104,433
Non-controlling interests (i)	98,010	98,010
Refundable deposit from customers	213,928	72,928
Warranty	31,594	45,052
Interest payables	61,997	32,949
Others	114,232	138,386

Total	2,256,165	2,838,829

Accruals and other liabilities consisted of the following:

	As of December 31,
	2019	2020
Payables for purchase of property, plant and equipment	831,644	596,527
Payables for marketing events	83,552	362,570
Employee compensation payable	199,515	326,081
Refundable deposit from customers	9,557	213,928
Payable for R&D expenses	257,473	197,751
Accrued expenses	107,712	145,174
Deposits from third parties	62,696	108,301
Noncontrolling interests	98,010	98,010
Interest payables	23,315	61,997
Warranty	8,380	31,594
Advances from customers	37,478	5,437
Others	36,663	108,795

Total	1,755,995	2,256,165